Note 13 - Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring and Nonrecurring Basis [Table Text Block]
	Fair Value Measurements at December 31, 2015, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
U.S. Government sponsored entity securities	----	$8,965	----
Agency mortgage-backed securities, residential	----	82,686	----
	Fair Value Measurements at December 31, 2014, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
U.S. Government sponsored entity securities	----	$8,917	----
Agency mortgage-backed securities, residential	----	76,319	----
	Fair Value Measurements at December 31, 2015, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Impaired loans:
Commercial real estate:
Nonowner-occupied	----	----	$2,473
Commercial and industrial	----	----	3,779

Other real estate owned:
Commercial real estate:
Construction	----	----	1,147
	Fair Value Measurements at December 31, 2014, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Impaired loans:
Commercial real estate:
Owner-occupied	----	----	$1,679
Nonowner-occupied	----	----	5,270
Commercial and industrial	----	----	2,532

Other real estate owned:
Commercial real estate:
Construction	----	----	1,147

Fair Value Inputs, Assets, Quantitative Information [Table Text Block]
December 31, 2015	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range	(Weighted Average)
Impaired loans:
Commercial real estate:
Nonowner-occupied	$2,473	Sales approach	Adjustment to comparables	0% to 12.5%	5.7%
Commercial and industrial	3,779	Sales approach	Adjustment to comparables	0.9% to 30%	14.3%

Other real estate owned:
Commercial real estate:
Construction	1,147	Sales approach	Adjustment to comparables	0% to 35%	15.2%

December 31, 2014
Impaired loans:
Commercial real estate:
Owner-occupied	$1,679	Sales approach	Adjustment to comparables	0.3%to62%	18%
		Income approach	Capitalization Rate	10%	10%
Nonowner-occupied	2,597	Income approach	Capitalization Rate	6.5%	6.5%
Nonowner-occupied	2,673	Sales approach	Adjustment to comparables	0%to12.5%	5.7%
Commercial and industrial	2,532	Sales approach	Adjustment to comparables	10%to30%	21.42%

Other real estate owned:
Commercial real estate:
Construction	1,147	Sales approach	Adjustment to comparables	5%to35%	18%

Fair Value, by Balance Sheet Grouping [Table Text Block]
		Fair Value Measurements at December 31, 2015 Using:
	Carrying Value	Level 1	Level 2		Level 3		Total
Financial Assets:
Cash and cash equivalents	$45,530	$45,530	$	----	$	----	$45,530
Certificates of deposit in financial institutions	1,715	----		1,715		----	1,715
Securities available for sale	91,651	----		91,651		----	91,651
Securities held to maturity	19,903	----		9,814		10,976	20,790
Federal Home Loan Bank and Federal Reserve Bank stock	6,576	N/A		N/A		N/A	N/A
Loans, net	579,104	----		----		582,427	582,427
Accrued interest receivable	1,819	----		224		1,595	1,819

Financial Liabilities:
Deposits	660,746	176,499		484,636		----	661,135
Other borrowed funds	23,946	----		23,672		----	23,672
Subordinated debentures	8,500	----		5,368		----	5,368
Accrued interest payable	449	4		445		----	449
		Fair Value Measurements at December 31, 2014 Using:
	Carrying Value	Level 1	Level 2		Level 3		Total
Financial Assets:
Cash and cash equivalents	$30,977	$30,977	$	----	$	----	$30,977
Certificates of deposit in financial institutions	980	----		980		----	980
Securities available for sale	85,236	----		85,236		----	85,236
Securities held to maturity	22,820	----		12,144		11,426	23,570
Federal Home Loan Bank and Federal Reserve Bank stock	6,576	N/A		N/A		N/A	N/A
Loans, net	586,434	----		----		591,594	591,594
Accrued interest receivable	1,806	----		230		1,576	1,806

Financial Liabilities:
Deposits	646,830	161,794		485,503		----	647,297
Other borrowed funds	24,972	----		24,555		----	24,555
Subordinated debentures	8,500	----		4,979		----	4,979
Accrued interest payable	394	4		390		----	394